Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,449	$ 5,564
Acquisitions		18
Impairment	(248)	(135)
Foreign currency translation adjustments	52	2
Balance at end of year	5,253	5,449
CIBC FirstCaribbean [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	278	413
Impairment	(248)	(135)
Foreign currency translation adjustments	5
Balance at end of year	35	278
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Balance at end of year	884	884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	4,084	4,078
Acquisitions		4
Foreign currency translation adjustments	47	2
Balance at end of year	4,131	4,084
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	203	189
Acquisitions		14
Balance at end of year	$ 203	$ 203